Significant accounting policies - Effect of adopting ASC 842 (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,589,161	$ 230,407	¥ 1,038,583	¥ 824,546
Short-term investments	157,808	22,880
Accounts receivable, net of allowance of RMB14,731 and RMB19,468 as of December 31, 2021 and 2022, respectively	132,699	19,239	99,961
Prepayments and other current assets	133,901	19,414	167,161
Amounts due from related parties	53,630	7,776	51,937
Inventories	57,460	8,331	58,575
Total current assets	2,124,659	308,047	1,416,217
Non-current assets
Restricted cash	946	137	946	8,590
Contract costs	67,270	9,753	62,415
Property and equipment, net	360,300	52,239	439,015
Operating lease right-of-use assets	1,932,000	280,114
Intangible assets, net	5,537	803	3,820
Goodwill	17,446	2,529	17,446
Other assets	141,335	20,492	182,581
Deferred tax assets	112,533	16,315	122,707
Total non-current assets	2,637,367	382,382	828,930
Total assets	4,762,026	690,429	2,245,147
Current liabilities
Operating lease liabilities, current	319,598	46,337
Accounts payable	184,901	26,808	161,277
Deferred revenue	202,996	29,432	233,735
Salary and welfare payable	103,539	15,012	95,238
Accrued expenses and other payables	330,282	47,886	447,380
Income taxes payable	31,336	4,543	46,176
Short-term borrowings	142,828	20,708	64,808
Current portion of long-term borrowings	29,130	4,223	1,000
Amounts due to related parties	3,004	436	1,772
Total current liabilities	1,347,614	195,385	1,051,386
Non-current liabilities
Operating lease liabilities, non-current	1,805,402	261,759
Deferred revenue	277,841	40,283	267,909
Long-term borrowings, non-current portion	2,000	290	43,630
Other non-current liabilities	141,763	20,554	317,607
Total non-current liabilities	2,227,006	322,886	629,146
Total liabilities	3,574,620	518,271	1,680,532
Equity
Additional paid in capital	1,286,189	186,480	764,502
Accumulated deficit	(78,304)	(11,353)	(176,403)
Accumulated other comprehensive loss	(10,865)	(1,575)	(8,947)
Total equity attributable to shareholders of the Company	1,197,305	173,593	579,426
Non-controlling interests	(9,899)	(1,435)	(14,811)
Total equity	1,187,406	172,158	564,615	¥ (315,596)	¥ (299,757)
Commitments and contingencies
Total liabilities and shareholders' equity	4,762,026	690,429	2,245,147
Class A ordinary shares
Equity
Ordinary shares	229	33	218
Class B ordinary shares
Equity
Ordinary shares	56	$ 8	56
ASC 842 | Effect of adoption
Non-current assets
Operating lease right-of-use assets	¥ 2,200,280		2,200,280
Other assets			(11,758)
Total non-current assets			2,188,522
Total assets			2,188,522
Current liabilities
Operating lease liabilities, current			317,483
Accrued expenses and other payables			(6,483)
Total current liabilities			311,000
Non-current liabilities
Operating lease liabilities, non-current			2,081,578
Other non-current liabilities			(204,056)
Total non-current liabilities			1,877,522
Total liabilities			2,188,522
Equity
Total liabilities and shareholders' equity			2,188,522
ASC 842 | As adjusted
Current assets
Cash and cash equivalents			1,038,583
Accounts receivable, net of allowance of RMB14,731 and RMB19,468 as of December 31, 2021 and 2022, respectively			99,961
Prepayments and other current assets			167,161
Amounts due from related parties			51,937
Inventories			58,575
Total current assets			1,416,217
Non-current assets
Restricted cash			946
Contract costs			62,415
Property and equipment, net			439,015
Operating lease right-of-use assets			2,200,280
Intangible assets, net			3,820
Goodwill			17,446
Other assets			170,823
Deferred tax assets			122,707
Total non-current assets			3,017,452
Total assets			4,433,669
Current liabilities
Operating lease liabilities, current			317,483
Accounts payable			161,277
Deferred revenue			233,735
Salary and welfare payable			95,238
Accrued expenses and other payables			440,897
Income taxes payable			46,176
Short-term borrowings			64,808
Current portion of long-term borrowings			1,000
Amounts due to related parties			1,772
Total current liabilities			1,362,386
Non-current liabilities
Operating lease liabilities, non-current			2,081,578
Deferred revenue			267,909
Long-term borrowings, non-current portion			43,630
Other non-current liabilities			113,551
Total non-current liabilities			2,506,668
Total liabilities			3,869,054
Equity
Additional paid in capital			764,502
Accumulated deficit			(176,403)
Accumulated other comprehensive loss			(8,947)
Total equity attributable to shareholders of the Company			579,426
Non-controlling interests			(14,811)
Total equity			564,615
Total liabilities and shareholders' equity			4,433,669
ASC 842 | As adjusted | Class A ordinary shares
Equity
Ordinary shares			218
ASC 842 | As adjusted | Class B ordinary shares
Equity
Ordinary shares			¥ 56